J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

(All Share Classes)

(series of JPMorgan Trust I)

Supplement dated December 18, 2017

to the Prospectuses dated November 1, 2017, as supplemented

Effective immediately, the portfolio managers information in the section titled “Management” in the “Risk/Return Summary” sections and “The Funds’ Management and Administration — The Portfolio Managers” sections is hereby deleted in its entirety and replaced for each Fund, as applicable.

For the JPMorgan U.S. Equity Fund: The following replaces the “Management” in the “Risk/Return Summary” section in each of the Fund’s prospectuses:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Scott Davis	2014	Managing Director
Susan Bao	2001	Managing Director
David Small	2016	Managing Director

For the JPMorgan U.S. Large Cap Core Plus Fund: The following replaces the “Management” in the “Risk/Return Summary” section in each of the Fund’s prospectuses:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Susan Bao	2005	Managing Director
Scott Davis	2016	Managing Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers – U.S. Equity Fund and U.S. Large Cap Core Plus Fund” is hereby deleted in its entirety and replaced by the following:

U.S. Equity Fund

The portfolio managers primarily responsible for daily management of the Fund are Scott Davis, Managing Director of JPMIM; Susan Bao, Managing Director of JPMIM and David Small, Managing Director of JPMIM, each of whom has day to day management responsibility for a portion of the Fund. Mr. Davis has been an employee since 2006 and has been a portfolio manager since 2013. Previously, he was an analyst in the U.S. Equity Research Group. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. She is also a CFA charterholder. Mr. Small, an employee since 2005 and a portfolio manager since 2016, was the Associate Director of U.S. Equity Research from July 2015 to July 2016 and is currently the Head of U.S. Equity Research. In addition, Mr. Small previously was the insurance analyst on the Fundamental Research Team from 2008 to 2016.

U.S. Large Cap Core Plus Fund

The Fund is managed by Susan Bao, Managing Director of JPMIM and CFA charterholder and Scott Davis, Managing Director of JPMIM, each of whom has day to day management responsibility for a portion of the Fund. Information about Ms. Bao and Mr. Davis is discussed earlier in this section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-LUDDY-1217

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

(All Share Classes)

(series of JPMorgan Trust I)

Supplement dated December 18, 2017

to the Statement of Additional Information dated November 1, 2017

Effective immediately, the information in the SAI under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ Ownership of Securities” in the section titled “Portfolio Managers” with respect to the JPMorgan U.S. Equity Fund and JPMorgan U.S. Large Cap Core Plus Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2017:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Equity Fund
Scott Davis	5	$9,756,161	5	$2,031,183	20	$4,217,496
Susan Bao	4	11,229,274	4	952,318	17	10,246,321
David Small	3	3,011,187	4	1,438,868	13	2,416,524

U.S. Large Cap Core Plus Fund
Susan Bao	4	3,401,576	4	952,318	17	10,246,321
Scott Davis	5	6,754,510	5	2,031,183	20	4,217,496

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2017:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Equity Fund
Scott Davis	0	$0	0	$0	2	$1,156,569
Susan Bao	0	0	3	10,369,365	2	2,274,480
David Small	0	0	0	0	3	946,283

U.S. Large Cap Core Plus Fund
Susan Bao	0	0	3	10,369,365	2	2,274,480
Scott Davis	0	0	0	0	2	1,156,569

SUP-SAI-LUDDY-1217

Portfolio Managers’ Ownership of Securities

The following table indicates for each Portfolio the dollar range of securities of each Portfolio beneficially owned by each portfolio manager, as of June 30, 2017:

Dollar Range of Securities in the Portfolio
	None	$1- $10,000	$10,001- $50,000	$50,001 - $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Equity Fund
Scott Davis					X
Susan Bao			X
David Small							X

U.S. Large Cap Core Plus Fund
Susan Bao							X
Scott Davis					X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE